Share-Based Payments - Board LTIP - Additional information (Details)	12 Months Ended
Dec. 31, 2023 shares
Share-Based Payments
Number of shares holder receives when warrant is exercised	1
Board LTIP | Scenario one
Share-Based Payments
Percentage of share price increases as the condition for share awards to be earned	60.00%
Percentage of the share awards earned based on the price increase condition	100.00%
Board LTIP | Scenario two
Share-Based Payments
Percentage of share price increases as the condition for share awards to be earned	20.00%
Percentage of the share awards earned based on the price increase condition	33.00%
Board LTIP | Scenario three | Minimum
Share-Based Payments
Percentage of the share awards earned based on the price increase condition	20.00%
Board LTIP | Scenario three | Maximum
Share-Based Payments
Percentage of share price increases as the condition for share awards to be earned	60.00%
Board LTIP | Scenario four
Share-Based Payments
Percentage of share price increases as the condition for share awards to be earned	20.00%
Board LTIP | Scenario four | Maximum
Share-Based Payments
Percentage of the share awards earned based on the price increase condition	0.00%